DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)											1 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jul. 23, 2026 USD ($) shares	Jul. 10, 2026 USD ($) $ / shares shares	Jul. 06, 2026 shares	Jul. 01, 2026 shares	May 05, 2026 USD ($)	Feb. 19, 2026 USD ($)	Jan. 21, 2026 USD ($) $ / shares shares	Sep. 05, 2025 USD ($) $ / shares shares	Aug. 06, 2025 USD ($)	Mar. 28, 2025 USD ($)	Jan. 31, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Jun. 23, 2026 CAD ($)	Feb. 11, 2026 shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from issuance of SIF Warrants (note 11)												$ 3,624,000	$ 4,570,000		$ 4,570,000	$ 1,548,000
Cash and cash equivalents (note 4)												31,975,000		$ 49,125,000	49,125,000	$ 6,392,000
Settlement of related party loans									$ 1,408,000
Payment of offering costs															260,000
Net proceeds from trust account and operating account		$ 19,000,000
Notes Payable, Noncurrent												$ 1,500,000		0	0
Notes Payable, Noncurrent, Related Party [Extensible Enumeration]												Related Party [Member]
Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Transaction costs								$ 14,319,936
Cash underwriting fee								4,600,000
Deferred Underwriting Fee								9,200,000						9,200,000	$ 9,200,000
Other offering costs								519,936						$ 519,936
Percent of fair market value of target businesses														80.00%
Percentage of ownership interest to be acquired														50.00%
Accrued interest								$ 230,000,000
Share price | $ / shares												$ 10		$ 10	$ 10
Number of business days prior to business combination														2 days
Permitted Withdrawals percentage												5.00%		5.00%
Withdrawal of funds from Trust Account					$ 102,326	$ 140,482						$ 242,808		$ 0
Percentage of restriction on redemption of shares														15.00%	15.00%
Redemption percentage of shares if business combination not completed														100.00%
Maximum period to complete the business combination														24 months
Maximum number of business days for completion of redemption														10 days
Dissolution expense payable from interest earned on trust account														$ 100,000	$ 100,000
Cash and cash equivalents (note 4)												$ 1,889,472		749,812	749,812
Working capital deficit														748,063	$ 748,063
Payment of offering costs														$ 343,000
Notes Payable, Noncurrent, Related Party [Extensible Enumeration]												Related Party [Member]		Related Party [Member]	Related Party [Member]
Subsequent Events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares called by each warrant | shares		1
Subsequent Events | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares called by each warrant | shares		1
Accrued interest		$ 19,800,000
Class A ordinary shares exercised their redemption rights | shares			21,075,896
Net proceeds from trust account and operating account		$ 19,000,000
Subsequent Events | Redemption Prior To Fifth Anniversary Of Closing Date | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Redemption Price Percentage		150.00%
Subsequent Events | Redemption following Fifth Anniversary Of Closing Date | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Redemption Price Percentage		100.00%
Subsequent Events | General Fusion Inc | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price per unit issued | $ / shares							$ 10.2
Number of warrants in a unit | shares							1
Exercise price | $ / shares							$ 12
Subordinate voting shares issued for ordinary shares		1
Aggregate net proceeds		$ 123,400,000
Minimum | Subsequent Events | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Redemption Price Percentage		100.00%
Sponsor | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Share price | $ / shares														$ 10	$ 10
Exercise price per share | $ / shares							$ 0.9
Sponsor | Unsecured promissory note | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount										$ 250,000		$ 151,636		$ 151,636	$ 151,636
Founder shares | Sponsor | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sponsor earnout shares | shares							1,000,000
Transferred founder shares | shares							1,250,000
Shares lock up period							6 months
Related Party Loans | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price | $ / shares														$ 0.09	$ 0.09
Loans outstanding														$ 0	$ 0
Related Party Loans | Maximum | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Settlement of related party loans												$ 1,500,000,000,000		$ 1,500,000
Working Capital Loan | Sponsor | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Convertible working capital loans							$ 1,500,000
Convertible promissory note with related party | Sponsor | Subsequent Events | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued | shares	1,666,667			1,666,667
Number of shares called by each warrant | shares	1			1
Convertible promissory note with related party | Sponsor | Maximum | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount																	$ 1,500,000
Convertible promissory note with related party | Sponsor | Maximum | Subsequent Events | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount	$ 1,500,000
Convertible promissory note with related party | Sponsor, its Affiliates, or Certain of the Company's Directors and Officers | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price | $ / shares												$ 0.9
Convertible promissory note with related party | Sponsor, its Affiliates, or Certain of the Company's Directors and Officers | Subsequent Events | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price | $ / shares		$ 0.9
Convertible promissory note with related party | Sponsor, its Affiliates, or Certain of the Company's Directors and Officers | Maximum | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Settlement of related party loans												$ 1,500,000
Private Placement Warrants | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued | shares								7,046,111						7,046,111
Price per warrant issued | $ / shares								$ 0.9
Proceeds from issuance of SIF Warrants (note 11)								$ 6,341,500
Private Placement Warrants | Sponsor | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued | shares								4,490,555
Public Warrants | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants in a unit | shares												0.33		0.33	0.33
Exercise price | $ / shares												$ 11.5		$ 11.5	$ 11.5
Class A ordinary shares | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares in a unit | shares												1		1	1
Class A ordinary shares | Subsequent Events | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Class A ordinary shares exercised their redemption rights | shares			21,075,896
Converted shares		1
Class A ordinary shares | Private Placement Warrants | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares called by each warrant | shares												1		1	1
Exercise price | $ / shares												$ 11.5		$ 11.5	$ 11.5
Class A ordinary shares | Public Warrants | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares called by each warrant | shares												1		1	1			1
Exercise price | $ / shares												$ 11.5		$ 11.5	$ 11.5
Class B common shares | Subsequent Events | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Converted shares		1
Class B common shares | Founder shares | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares forfeited | shares							1,000,000
Class B common shares | Founder shares | Sponsor | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Net proceeds										$ 25,000		$ 25,000		$ 25,000
IPO including over-allotment | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued | shares								23,000,000
Price per unit issued | $ / shares								$ 10
Gross proceeds								$ 230,000,000
Initial Public Offering | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum period to liquidate for trust accounts funds												24 months		24 months
Underwriters over-allotment option | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued | shares								3,000,000
Underwriters over-allotment option | Private Placement Warrants | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued | shares								2,555,556
PIPE financing
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued | shares											10,556,367
Price per unit issued | $ / shares											$ 10.2
Number of shares in a unit | shares											1
Number of warrants in a unit | shares											1
Exercise price | $ / shares											$ 12
PIPE financing | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued | shares							10,556,367
Price per unit issued | $ / shares							$ 10.2
Gross proceeds							$ 107,700,000
Number of shares in a unit | shares							1
Number of warrants in a unit | shares							1
Exercise price | $ / shares							$ 12
PIPE financing | Subsequent Events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued | shares											10,556,367
Price per unit issued | $ / shares											$ 10.2
Gross proceeds		$ 107,675,000									$ 107,675,000
Number of shares in a unit | shares											1
Number of warrants in a unit | shares											1
Exercise price | $ / shares											$ 12
Net proceeds		$ 104,375,000
PIPE financing | Subsequent Events | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued | shares		10,556,367
Gross proceeds		$ 107,700,000
Net proceeds		104,400,000
Payment of offering costs		$ 3,300,000
PIPE financing | PIPE warrants | Subsequent Events | Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price | $ / shares		$ 12